Supplementary cash flow information - Non-cash investing and financing activities (Details) - USD ($) $ in Thousands		12 Months Ended
	Oct. 15, 2019	Dec. 31, 2019	Dec. 31, 2018
Statement Of Cash Flows [Line Items]
Loan receivable received on sale of Nicaraguan group (Note 6)		$ 14,146	$ 0
Change in current liabilities relating to mineral property expenditures		8,533	(15,084)
Interest on loan to non-controlling interest		524	203
Share-based payments, capitalized to mineral property interests		1,303	2,046
Foreign exchange gains		1,633	4,147
Fekola Equipment Loan Facility
Statement Of Cash Flows [Line Items]
Foreign exchange gains		1,210	3,312
Fekola
Statement Of Cash Flows [Line Items]
Non-controlling interest sold in exchange for loan receivable (Note 10)		0	47,000
Deficit
Statement Of Cash Flows [Line Items]
Interest on loan to non-controlling interest		3,480	1,352
Nicaraguan Group
Statement Of Cash Flows [Line Items]
Common shares of Calibre, issued upon closing			0
Discontinued operations | Nicaraguan Group
Statement Of Cash Flows [Line Items]
Common shares of Calibre, issued upon closing	$ 39,997	39,997
Share consideration received on conversion of Calibre debenture (Note 6)	$ (10,000)	$ 9,939	$ 0